TEKELEC
5200 Paramount Parkway
Morrisville, North Carolina    27560

February 25, 2010

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended December 31, 2009.

Sincerely,

TEKELEC

Paul Armstrong
Assistant Corporate Controller